MINERAL PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2022
MINERAL PROPERTIES
Mineral properties
	Springpole	Birch-Uchi (Note 7(a))	Cameron	Duparquet (Note 7(b))	Duquesne/ Pitt	Hope Brook (Note 7(c))	Pickle Crow (Note 7(d))	Others (1)	Total
Balance December 31, 2021	$104,065	$1,320	$32,329	$3,098	$7,244	$18,027	$-	$3,934	$170,017
Acquisition	1,566	674	-	30,489	-	-	-	-	32,729
Concessions, taxes and royalties	255	-	17	2	-	-	-	-	274
Salaries and share-based payments	3,406	652	94	276	5	-	-	-	4,433
Drilling, exploration, and technical consulting	7,400	788	83	142	-	-	-	-	8,413
Assaying, field supplies, and environmental	7,356	261	47	119	-	-	-	-	7,783
Travel and other expenses	1,781	176	11	11	-	-	-	-	1,979
Total Expenditures	$21,764	$2,551	$252	$31,039	$5	$-	$-	$-	$55,611
Environmental remediation	-	-	-	1,500	-	-	-	-	1,500
Option payments received	-	-	-	-	-	(2,175)	-	(110)	(2,285)
Currency translation adjustments	-	-	-	-	-	-	-	13	13
Disposal of properties	-	-	-	-	-	-	-	(3,709)	(3,709)
Balance December 31, 2022	$125,829	$3,871	$32,581	$35,637	$7,249	$15,852	$-	$128	$221,147
	Springpole	Birch-Uchi	Cameron	Duparquet (Note 7(b))	Duquesne/ Pitt	Hope Brook	Pickle Crow	Others (1)	Total
Balance December 31, 2020	$87,907	$-	$31,875	$2,670	$7,229	$20,612	$24,986	$4,150	$179,429
Acquisition	1,222	1,047	21	-	-	-	-	-	2,290
Concessions, taxes and royalties	684	-	32	-	3	20	-	-	739
Salaries and share-based payments	3,311	3	185	114	6	44	22	-	3,685
Drilling, exploration, and technical consulting	4,235	269	102	270	6	16	3,251	20	8,169
Assaying, field supplies, and environmental	5,194	1	80	38	-	3	-	(20)	5,296
Travel and other expenses	1,512	-	34	6	-	17	-	-	1,569
Total Expenditures	$16,158	$1,320	$454	$428	$15	$100	$3,273	$-	$21,748
Disposal, impairment, reclassification or option payments	-	-	-	-	-	(2,685)	(28,259)	(216)	(31,160)
Balance December 31, 2021	$104,065	$1,320	$32,329	$3,098	$7,244	$18,027	$-	$3,934	$170,017

Summarizes of the deconsolidation of PC Gold
December 31, 2022
Mineral Properties – Central Duparquet	$67
Investment in Beattie Gold Mines – Initial Recognition on Feb 7, 2022	5,544
Equity Loss	(1)
Mineral Property Investments in 269 Canada and 258 Manitoba	4,281
Fair value loss – FVTOCI	(3,537)
Mineral Properties – Initial Recognition on September 15, 2022	24,135
Total acquisition costs recorded in Mineral Properties	$30,489